Document and Entity Information	6 Months Ended
Sep. 30, 2020
Document and Entity Information
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	GLOBAL CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2